Exhibit 99.1 Schedule 9

Rating Agency Grades

Run Date - 1/7/2021 5:06:13 PM

LOAN INFORMATION				FINAL CREDIT LOAN GRADES						FINAL COMPLIANCE LOAN GRADES						FINAL PROPERTY LOAN GRADES						FINAL OVERALL LOAN GRADES
Unique ID	Customer Loan ID	Seller Loan ID	Original Loan Amount	DBRS	Fitch	Kroll	Moody's	S&P	Morningstar	DBRS	Fitch	Kroll	Moody's	S&P	Morningstar	DBRS	Fitch	Kroll	Moody's	S&P	Morningstar	DBRS	Fitch	Kroll	Moody's	S&P	Morningstar
_Redacted	XXX	XXX	$XXX	A	A	A	A	A		A	A	A	A	A		A	A	A	A	A		A	A	A	A	A
935000970	XXX	XXX	$XXX	C	C	C	C	C		B	C	B	C	B		D	D	D	D	D		D	D	D	D	D
935000972	XXX	XXX	$XXX	A	A	A	A	A		A	A	A	A	A		D	D	D	D	D		D	D	D	D	D
935000979	XXX	XXX	$XXX	C	C	C	C	C		B	B	B	B	B		A	A	A	A	A		C	C	C	C	C